Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounting Policies [Abstract]
Cash and cash equivalents	¥ 1,988,298	$ 285,601	¥ 211,970		¥ 911,588
Restricted cash	5,200	747	5,000
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	¥ 1,993,498	$ 286,348	¥ 216,970	$ 31,166	¥ 911,588	¥ 3,303,230